Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-term debt
Maturity Of Long-term Debt
Repayment of principal and interest:
2023	$146,481
2024	142,037
2025	137,593
2026	133,148
2027	128,704
2028 to 2031	406,204
Total principal and interest payments	1,094,167
Less interest	(158,982)
Total principal remaining	935,185
Current portion of long-term debt	111,111
Non-current portion of long-term debt	824,074